Apr. 11, 2017

ASHMORE FUNDS

Supplement dated October 3, 2017 to the Ashmore Funds Prospectus, Dated April 11, 2017 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (each, a “Fund,” and together, the “Funds”) of Ashmore Funds (the “Trust”)

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) has terminated its subadvisory agreement with Ashmore Equities Investment Management (US) LLC (“AEIM” or the “Subadviser”) for the Funds with effect as of November 1, 2017 (the “Effective Date”). As of the Effective Date, the Investment Manager will assume full responsibility of the day-to-day management of the Funds’ portfolios pursuant to its Investment Management Agreement with the Trust with respect to the Funds. All references to AEIM or the Subadviser in the Prospectus are hereby eliminated or modified accordingly as of the Effective Date.

In connection with the changes described above, the following changes will be effective for the Funds as of the Effective Date:

4.          The name of Ashmore Emerging Markets Value Fund is changed to “Ashmore Emerging Markets Equity Fund.” All references to Ashmore Emerging Markets Value Fund are hereby replaced with Ashmore Emerging Markets Equity Fund as of the Effective Date.

5.          The fourth, fifth, sixth and seventh paragraphs in the sub-section entitled “Principal Investment Strategies” in the section “Summary Information about the Funds—Ashmore Emerging Markets Value Fund” are hereby deleted in their entirety and replaced with the following:

In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.

The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, takes into account various factors, including market factors, macro-economic factors, political factors, local market development and the applicable investment restrictions in the market.

The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.